Income taxes (Details 1) - USD ($)	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
Income Taxes
Balance at the beginning of the year	$ 0	$ 0
Recognized in profit/loss	(93,854)	0
Recognized in shareholders' equity	93,854	0
Balance at the end of the year	$ 0	$ 0